Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Expense [Abstract]
Current tax provision	$ 9,558	$ 65,591
Deferred tax provision	1,964
Income tax expense	$ 11,522	$ 65,591